NON-CONTROLLING INTERESTS - Participating non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of dividends [line items]
Revenue	$ 3,778	$ 3,367	$ 3,087
Net income	1,850	930	(2,819)
Comprehensive income	3,376	3,115	(690)
Property, plant and equipment, at fair value	37,828	37,915
Total assets	43,288	41,986
Total borrowings	13,715	13,512
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of dividends [line items]
Net income	11	7	11
Net income attributable to non-controlling interests	11	7	11
Carrying value of:
Non-controlling interests	271	261
Holding Subsidiary
Disclosure of dividends [line items]
Revenue	1,407	1,133	1,069
Net income	475	334	472
Comprehensive income	863	473	550
Property, plant and equipment, at fair value	11,357	10,785
Total assets	12,887	12,408
Total borrowings	3,228	3,117
Total liabilities	$ 6,320	$ 5,967